Commitment and Contingencies - Additional Information (Detail)											12 Months Ended
	Oct. 30, 2023 TWD ($)	Sep. 06, 2023 USD ($)	Aug. 31, 2023 USD ($) $ / shares	Jul. 29, 2022	Nov. 03, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares	Jan. 08, 2020 USD ($)	Jan. 08, 2020 TWD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2020	Mar. 05, 2025 USD ($) $ / shares	Jan. 20, 2025 USD ($) $ / shares	Sep. 24, 2024 USD ($) $ / shares	Mar. 15, 2024 USD ($) $ / shares	Aug. 15, 2023 USD ($) $ / shares
Operating Leased Assets [Line Items]
Contractual obligation											$ 0
Revenue											$ 2,969,000	$ 4,292,000	$ 5,585,000
Loss contingency, Obligated payment									$ 2,588,005	$ 79,477,648
Litigation settlement interest rate	4.50%
Litigation settlement, amount	$ 27,084,180						$ 882,077	$ 27,084,180
Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount			$ 7,000,000														$ 1,000,000	$ 63,208	$ 105,346
Agreement description											GigaMedia and Aeolus entered into three agreements to purchase convertible promissory notes on August 15, 2023, March 15, 2024 and September 24, 2024, with principal amount of US$105,346, US$63,208 and US$1,000,000, respectively. These notes bear interest at a rate of 4.5% per annum and are convertible at US$0.1 per share, while other terms and conditions are similar to the original Note.On January 20, 2025 and March 5, 2025, we entered into two agreements to purchase two convertible promissory notes, with principal amounts of US$52,674 and US$2,600,000, respectively, issued by Aeolus. These notes bear interest at a rate of 4.5% per annum and are convertible at US$0.02 per share, while other terms and conditions are similar to the original Note.
Payment of accrued interest			480,000
Debt instrument interest rate stated percentage																	4.50%	4.50%	4.50%
Debt instrument maturity date				Aug. 30, 2022
Debt instrument extendable maturity date				Aug. 30, 2023
Conversion price | $ / shares																	$ 0.1	$ 0.1	$ 0.1
Partial repayment of debt		$ 1,480,000	1,000,000
Convertible Promissory Note | Aeolus Robotics Corporation | Series B Preferred Stock
Operating Leased Assets [Line Items]
Debt instrument principal amount													$ 8,000,000
Conversion price | $ / shares					$ 2.718								$ 3.00
Preferred stock, par value per share | $ / shares					0.0001
Shares issued, price per share | $ / shares					$ 3.02
Debt instrument conversion price					$ 2,000,000
Preferred stock, shares issued | shares					735,835,000
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount						$ 10,000,000
Debt instrument interest rate stated percentage						2.00%
Debt instrument maturity date														Aug. 30, 2022
Debt instrument extendable maturity date														Aug. 30, 2023
Conversion price | $ / shares						$ 3.00
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche One
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted						20.00%
Percentage of conversion price equal to purchase price offered						90.00%
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche Two
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted						80.00%
Percentage of conversion price equal to purchase price offered						100.00%
Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount			$ 7,000,000
Debt instrument interest rate stated percentage			4.00%
Debt instrument maturity date			Feb. 28, 2025
Debt instrument extendable maturity date			Feb. 28, 2026
Debt instrument offering price percentage			80.00%
Minimum | Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Conversion price | $ / shares			$ 1.25
License
Operating Leased Assets [Line Items]
Expected payment for incentive fee											$ 20,000
Revenue											$ 600,000
License | Minimum
Operating Leased Assets [Line Items]
License agreement period											2024-01
License | Maximum
Operating Leased Assets [Line Items]
License agreement period											2026-01
Subsequent Event | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount															$ 2,600,000	$ 52,674
Debt instrument interest rate stated percentage															4.50%	4.50%
Conversion price | $ / shares															$ 0.02	$ 0.02